Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Estimate	$ 60,221	$ 49,171
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate	37,189	32,094
Tax contingent liability [member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	11,409	10,386
Tax contingent liability [member] | Plaintiff 2 [Member]
IfrsStatementLineItems [Line Items]
Estimate	4,260	4,396
Tax contingent liability [member] | Plaintiff 3 [Member]
IfrsStatementLineItems [Line Items]
Estimate	2,872	2,414
Tax contingent liability [member] | Plaintiff 4 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,816	705
Tax contingent liability [member] | Plaintiff 5 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,418	498
Tax contingent liability [member] | Plaintiff 6 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,370	986
Tax contingent liability [member] | Plaintiff 7 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,263	870
Tax contingent liability [member] | Plaintiff 8 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,064	922
Tax contingent liability [member] | Plaintiff 9 [Member]
IfrsStatementLineItems [Line Items]
Estimate	723	646
Tax contingent liability [member] | Plaintiff 10 [Member]
IfrsStatementLineItems [Line Items]
Estimate	578	501
Tax contingent liability [member] | Plaintiff 11 [Member]
IfrsStatementLineItems [Line Items]
Estimate	544	485
Tax contingent liability [member] | Plaintiff 12 [Member]
IfrsStatementLineItems [Line Items]
Estimate	403	294
Tax contingent liability [member] | Plaintiff 13 [Member]
IfrsStatementLineItems [Line Items]
Estimate	273	240
Tax contingent liability [member] | Plaintiff 14 [Member]
IfrsStatementLineItems [Line Items]
Estimate	514	425
Tax contingent liability [member] | Plaintiff 15 [Member]
IfrsStatementLineItems [Line Items]
Estimate	960	842
Tax contingent liability [member] | Plaintiff 16 [Member]
IfrsStatementLineItems [Line Items]
Estimate	355	440
Tax contingent liability [member] | Plaintiff 17 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,257	916
Tax contingent liability [member] | Plaintiff 18 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,027	929
Tax contingent liability [member] | Plaintiff 19 [Member]
IfrsStatementLineItems [Line Items]
Estimate	374	687
Tax contingent liability [member] | Plaintiff 20 [Member]
IfrsStatementLineItems [Line Items]
Estimate	913	799
Tax contingent liability [member] | Plaintiff 21 [Member]
IfrsStatementLineItems [Line Items]
Estimate	299	263
Tax contingent liability [member] | Plaintiff 22 [Member]
IfrsStatementLineItems [Line Items]
Estimate	576	478
Tax contingent liability [member] | Plaintiff 23 [Member]
IfrsStatementLineItems [Line Items]
Estimate	81	486
Tax contingent liability [member] | Plaintiff 24 [Member]
IfrsStatementLineItems [Line Items]
Estimate	223	160
Tax contingent liability [member] | Plaintiff 25 [Member]
IfrsStatementLineItems [Line Items]
Estimate	311	347
Tax contingent liability [member] | Plaintiff 26 [Member]
IfrsStatementLineItems [Line Items]
Estimate	254	223
Other Tax Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	2,052	1,756
Labor related contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate	10,150	8,272
Labor related contingent liability [member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	8,362	6,806
Other Labor Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,788	1,466
Civil related contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate	$ 11,455	7,548
Civil related contingent liability [member] | Transactions Related To Civil Matters Contingent Liability One [Member] | Plaintiff Related To Civil Matters One [Member] | Current Status [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities, current status	The claims involve lawsuits in different judicial stages.
Civil related contingent liability [member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 3,547	2,988
Civil related contingent liability [member] | Plaintiff 2 [Member]
IfrsStatementLineItems [Line Items]
Estimate	2,245	1,531
Civil related contingent liability [member] | Plaintiff 3 [Member]
IfrsStatementLineItems [Line Items]
Estimate	2,225	6
Civil related contingent liability [member] | Plaintiff 4 [Member]
IfrsStatementLineItems [Line Items]
Estimate	2,214	1,980
Civil related contingent liability [member] | Plaintiff 5 [Member]
IfrsStatementLineItems [Line Items]
Estimate	240	156
Civil related contingent liability [member] | Plaintiff 6 [Member]
IfrsStatementLineItems [Line Items]
Estimate	984	887
Environmental Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,427	1,257
Environmental Related Contingent Liability [Member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 1,427	$ 1,257